Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2012
Trading Symbol	ALT
Entity Registrant Name	ISHARES DIVERSIFIED ALTERNATIVES TRUST
Entity Central Index Key	0001443075
Entity Filer Category	Accelerated Filer